Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 11, 2022	Oct. 20, 2021	Aug. 17, 2021
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Amount invested						¥ 29,725
Yieryi [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest	¥ 30,000
Tianjing Yieryi Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Amount invested									¥ 30,000
Percentage of equity interest									12.00%
Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance amount		¥ 86,858
Jiada Hexin (Beijing) Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital purpose							¥ 7,000	¥ 80,000
Annual interest rate		2.40%
Jiada Hexin (Beijing) Technology Co., Ltd [Member] | Forecast [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual interest rate			2.40%	6.00%	6.00%